Related Parties - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Unearned premiums	€ 2,654,581	€ 1,969,090
Blackrock inc.
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)	4.96%
BBVA
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)	4.70%
Caixabank
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)	4.68%
BBVA
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)	0.66%	0.66%
Collateral guarantees on derivatives	€ 148,000,000	€ 169,000,000
Receipt of services	6,000,000	8,000,000
Caixabank
Disclosure of transactions between related parties [line items]
Collateral guarantees on derivatives	89,000,000	91,000,000
Receipt of services	15,000,000	8,000,000
Global Dominion Access Group
Disclosure of transactions between related parties [line items]
Receipt of services	€ 11,000,000	27,000,000
Big Data Services | Telefónica Digital España, S.L.
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)	45.00%
Big Data Services | China Unicom Big Data Limited Corporation
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)	55.00%
Big Data Services | Suqian Xindongtend Business Service, Co.
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)	16.67%
Big Data Services | Telefonica, S.A.
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)	37.50%
Derivative instruments | BBVA
Disclosure of transactions between related parties [line items]
Nominal amount of hedging instrument	€ 10,537,000,000	14,553,000,000
Derivative fair value	201,000,000	491,000,000
Collateral guarantees on derivatives	164,000,000	276,000,000
Derivative instruments | Caixabank
Disclosure of transactions between related parties [line items]
Nominal amount of hedging instrument	542,000,000	557,000,000
Derivative fair value	11,000,000	(2,000,000)
Collateral guarantees on derivatives	€ 10,000,000	€ 19,000,000